Quarterly Report
March 31, 2026
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-647-7327. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)	1
Notes to Schedule of Investments (Unaudited)	10
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-647-7327. Please read the offering document carefully before investing in the Portfolio.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.2%
AUSTRALIA — 7.4%
ANZ Group Holdings Ltd.	585,430	$14,613,033
APA Group Stapled Security	239,023	1,634,508
Aristocrat Leisure Ltd.	108,240	3,415,255
ASX Ltd.	38,157	1,374,298
BHP Group Ltd.	984,902	35,375,404
Brambles Ltd.	263,825	4,110,235
CAR Group Ltd.	73,824	1,169,854
Cochlear Ltd.	12,865	1,502,753
Coles Group Ltd.	262,962	3,958,567
Commonwealth Bank of Australia	325,697	37,862,142
Computershare Ltd.	105,745	2,070,287
CSL Ltd.	94,315	9,195,717
Evolution Mining Ltd.	401,114	3,585,479
Fortescue Ltd.	326,155	4,626,511
Glencore PLC (a)	1,929,824	14,562,120
Goodman Group REIT	399,145	7,113,600
Insurance Australia Group Ltd.	447,372	2,249,014
Lottery Corp. Ltd.	441,553	1,636,931
Lynas Rare Earths Ltd. (a)	171,556	2,312,246
Macquarie Group Ltd.	70,944	10,004,311
Medibank Pvt Ltd.	512,135	1,538,267
National Australia Bank Ltd.	595,157	17,089,299
Northern Star Resources Ltd.	268,068	3,868,327
Origin Energy Ltd.	327,000	2,793,290
Pro Medicus Ltd. (b)	10,882	890,296
Qantas Airways Ltd.	135,208	788,432
QBE Insurance Group Ltd.	289,651	4,243,022
REA Group Ltd. (b)	10,667	1,160,105
Rio Tinto Ltd. (b)	72,370	8,162,032
Rio Tinto PLC	219,216	20,262,166
Santos Ltd.	648,969	3,526,161
Scentre Group REIT	1,037,928	2,377,312
SGH Ltd.	41,736	1,178,739
Sigma Healthcare Ltd. (b)	952,235	1,746,809
Sonic Healthcare Ltd. (b)	92,452	1,304,015
South32 Ltd.	861,077	2,588,262
Stockland REIT	450,691	1,342,994
Suncorp Group Ltd.	213,928	2,383,272
Telstra Group Ltd.	767,976	2,814,314
Transurban Group Stapled Security	606,072	5,868,862
Vicinity Ltd. REIT	735,231	1,190,669
Washington H Soul Pattinson & Co. Ltd.	64,192	1,790,778
Wesfarmers Ltd.	222,259	11,264,588
Westpac Banking Corp.	663,522	18,202,390
WiseTech Global Ltd.	39,621	1,061,172
Woodside Energy Group Ltd.	364,968	8,600,025
Woolworths Group Ltd.	236,901	5,938,494
		296,346,357
AUSTRIA — 0.3%
BAWAG Group AG (c)	15,094	2,287,457
Security Description	Shares	Value
Erste Group Bank AG	60,566	$6,521,997
OMV AG (b)	27,411	1,999,056
Raiffeisen Bank International AG (b)	25,908	1,106,052
Verbund AG (b)	14,316	1,090,562
		13,005,124
BELGIUM — 0.9%
Ageas SA	29,322	2,151,663
Anheuser-Busch InBev SA (b)	192,751	13,293,568
D'ieteren Group	4,423	816,345
Elia Group SA (a)	8,000	1,224,912
Financiere de Tubize SA (b)	3,588	887,249
Groupe Bruxelles Lambert NV	16,335	1,481,212
KBC Group NV	44,672	5,450,226
Lotus Bakeries NV (b)	70	787,857
Sofina SA (b)	3,524	853,014
Syensqo SA (b)	13,139	763,487
UCB SA (b)	24,856	7,465,381
		35,174,914
BRAZIL — 0.0% *
Yara International ASA	30,306	1,760,961
CHILE — 0.1%
Antofagasta PLC	75,944	3,393,058
CHINA — 0.5%
BOC Hong Kong Holdings Ltd.	720,000	3,972,749
Prosus NV	252,088	11,633,693
SITC International Holdings Co. Ltd.	263,000	1,151,698
Wharf Holdings Ltd. (b)	230,000	634,831
Wilmar International Ltd.	385,400	1,153,892
Yangzijiang Shipbuilding Holdings Ltd.	505,900	1,497,536
		20,044,399
CZECH REPUBLIC — 0.0% *
CSG NV (a)	39,406	1,059,720
DENMARK — 1.5%
Carlsberg AS Class B (b)	18,972	2,349,633
Coloplast AS Class B (b)	24,151	1,640,015
Danske Bank AS	129,299	6,352,338
Demant AS (a) (b)	16,592	501,230
DSV AS (b)	39,985	9,626,623
Genmab AS (a) (b)	11,956	3,209,977
Novo Nordisk AS Class B (b)	629,274	22,956,220
Novonesis Novozymes B Class B (b)	69,904	4,140,142
Orsted AS (a) (b) (c)	102,956	2,545,254
Pandora AS	15,832	1,128,050
Rockwool AS Class B (b)	20,370	564,009
Tryg AS (b)	62,345	1,481,383
Vestas Wind Systems AS	199,899	6,012,351
		62,507,225
FINLAND — 1.2%
Elisa OYJ	28,657	1,391,486
See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Fortum OYJ	83,039	$2,116,827
Kesko OYJ Class B	50,484	1,117,626
Kone OYJ Class B	65,498	4,168,234
Metso OYJ	130,382	2,252,422
Neste OYJ	80,830	2,618,482
Nokia OYJ	1,042,553	8,336,964
Nordea Bank Abp (b) (d)	453,196	7,725,003
Nordea Bank Abp (d)	141,636	2,431,151
Orion OYJ Class B	20,272	1,633,341
Sampo OYJ Class A	472,392	5,008,556
Stora Enso OYJ Class R (b)	114,074	1,335,328
UPM-Kymmene OYJ	102,248	3,190,229
Wartsila OYJ Abp	97,527	3,621,210
		46,946,859
FRANCE — 8.4%
Accor SA	37,039	1,770,897
Aeroports de Paris SA	6,809	829,209
Air Liquide SA	112,480	23,176,022
Airbus SE	116,122	21,886,178
Alstom SA (a)	68,089	1,941,074
Amundi SA (c)	10,973	940,017
AXA SA	322,761	14,784,523
Ayvens SA (c)	69,148	812,688
BioMerieux	8,191	872,312
BNP Paribas SA	195,156	18,532,554
Bollore SE	142,165	810,335
Bouygues SA	37,071	2,141,728
Bureau Veritas SA	64,677	1,929,760
Capgemini SE	29,940	3,521,716
Carrefour SA	112,192	2,070,769
Cie de Saint-Gobain SA	87,868	7,252,004
Cie Generale des Etablissements Michelin SCA	129,819	4,433,408
Covivio SA REIT	11,567	689,100
Credit Agricole SA	209,316	3,894,407
Danone SA	125,912	10,029,494
Dassault Aviation SA	3,602	1,336,440
Dassault Systemes SE	134,018	2,704,525
Eiffage SA	13,277	2,029,831
Engie SA	355,141	11,409,140
EssilorLuxottica SA	58,085	13,492,518
Gecina SA REIT	9,142	719,037
Getlink SE	55,331	1,190,208
Hermes International SCA	6,104	11,526,599
Ipsen SA	6,949	1,294,553
Kering SA	14,144	4,281,450
Klepierre SA REIT	43,360	1,622,688
Legrand SA	51,162	7,923,151
L'Oreal SA	46,633	18,979,681
LVMH Moet Hennessy Louis Vuitton SE	48,350	26,347,024
Orange SA	363,274	7,424,704
Pernod Ricard SA	38,871	2,881,391
Publicis Groupe SA	43,390	3,580,026
Renault SA	37,435	1,279,365
Rexel SA	44,161	1,744,397
Security Description	Shares	Value
Safran SA	69,069	$22,530,027
Sartorius Stedim Biotech	5,355	1,039,657
Societe Generale SA	135,696	9,876,809
Sodexo SA	18,636	953,603
Thales SA	18,187	5,316,406
TotalEnergies SE	385,163	35,236,355
Unibail-Rodamco-Westfield REIT (a)	23,915	2,630,102
Veolia Environnement SA	122,331	4,644,385
Vinci SA	95,719	14,321,970
		340,634,237
GERMANY — 8.9%
adidas AG	33,796	5,452,835
Allianz SE	74,038	31,168,862
BASF SE	171,459	10,526,872
Bayer AG	193,257	8,915,342
Bayerische Motoren Werke AG	55,038	5,075,304
Bayerische Motoren Werke AG Preference Shares	9,368	859,621
Beiersdorf AG	19,263	1,726,032
Brenntag SE	23,610	1,594,250
Commerzbank AG	142,696	5,189,011
Continental AG	22,206	1,545,242
CTS Eventim AG & Co. KGaA	12,864	751,074
Daimler Truck Holding AG	90,311	4,433,392
Deutsche Bank AG	355,808	10,555,431
Deutsche Boerse AG	36,231	10,580,183
Deutsche Lufthansa AG	121,904	1,034,829
Deutsche Post AG	180,349	9,475,617
Deutsche Telekom AG	716,971	26,675,187
Dr. Ing hc F Porsche AG Preference Shares	23,999	1,089,805
E.ON SE	434,263	9,480,958
Evonik Industries AG	52,799	1,032,785
Fresenius Medical Care AG	41,504	1,874,919
Fresenius SE & Co. KGaA	82,974	4,292,399
GEA Group AG	29,348	2,098,123
Hannover Rueck SE	11,747	3,681,602
Heidelberg Materials AG	26,071	5,484,556
Henkel AG & Co. KGaA	20,876	1,494,796
Henkel AG & Co. KGaA Preference Shares	30,649	2,360,132
Hensoldt AG	12,433	1,099,948
HOCHTIEF AG	3,060	1,387,510
Infineon Technologies AG	255,755	11,565,970
Knorr-Bremse AG	14,394	1,639,346
LEG Immobilien SE	14,300	931,151
Mercedes-Benz Group AG	142,200	8,712,421
Merck KGaA	25,115	3,180,877
MTU Aero Engines AG	10,727	3,901,052
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,382	15,979,158
Nemetschek SE	11,865	885,408
Porsche Automobil Holding SE Preference Shares	31,031	1,132,679
See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Rational AG	1,075	$786,183
Rheinmetall AG	8,914	14,988,524
RWE AG	123,292	8,268,741
SAP SE	203,184	34,529,934
Sartorius AG Preference Shares	5,062	1,262,597
Scout24 SE (c)	15,173	1,167,027
Siemens AG	147,871	35,912,642
Siemens Energy AG	150,112	25,804,978
Siemens Healthineers AG (c)	66,793	2,840,794
Symrise AG	26,483	2,254,287
Talanx AG	11,898	1,471,726
Volkswagen AG Preference Shares	40,640	4,144,038
Vonovia SE	147,188	3,669,903
Zalando SE (a) (c)	45,329	1,103,924
		357,069,977
HONG KONG — 1.8%
AIA Group Ltd.	2,049,800	22,778,894
CK Asset Holdings Ltd.	378,399	2,165,396
CK Infrastructure Holdings Ltd.	113,500	910,295
CLP Holdings Ltd.	324,500	3,055,519
Futu Holdings Ltd. ADR (a)	10,700	1,463,332
Henderson Land Development Co. Ltd. (b)	289,436	1,075,451
HKT Trust & HKT Ltd. Stapled Security	746,000	1,165,920
Hong Kong & China Gas Co. Ltd.	2,112,995	1,922,332
Hong Kong Exchanges & Clearing Ltd.	236,130	11,913,799
Hongkong Land Holdings Ltd.	218,900	1,705,884
Link REIT	512,391	2,375,139
MTR Corp. Ltd. (b)	275,512	1,129,182
Power Assets Holdings Ltd.	272,000	2,122,406
Prudential PLC	499,953	6,925,164
Sino Land Co. Ltd.	664,456	973,776
Sun Hung Kai Properties Ltd.	279,500	4,654,502
Swire Pacific Ltd. Class A	62,000	677,730
Techtronic Industries Co. Ltd.	282,000	3,745,502
WH Group Ltd. (c)	1,567,766	2,060,991
Wharf Real Estate Investment Co. Ltd.	328,000	954,647
		73,775,861
INDONESIA — 0.1%
Jardine Matheson Holdings Ltd.	30,200	2,170,873
IRELAND — 0.4%
AerCap Holdings NV	32,900	4,513,222
AIB Group PLC	420,740	4,477,262
Bank of Ireland Group PLC	182,245	3,296,071
Kerry Group PLC Class A	29,947	2,376,842
Kingspan Group PLC	30,531	2,602,457
		17,265,854
ISRAEL — 1.1%
Azrieli Group Ltd.	8,514	1,137,310
Security Description	Shares	Value
Bank Hapoalim BM	242,540	$5,672,238
Bank Leumi Le-Israel BM	290,657	6,472,740
Check Point Software Technologies Ltd. (a)	16,610	2,372,739
CyberArk Software Ltd. (a)	10,140	456,300
Elbit Systems Ltd.	5,381	4,517,815
ICL Group Ltd.	163,285	839,226
Israel Discount Bank Ltd. Class A	240,860	2,421,978
Mizrahi Tefahot Bank Ltd.	29,669	2,159,046
Nice Ltd. (a)	12,390	1,362,242
Nova Ltd. (a)	5,734	2,521,596
Phoenix Financial Ltd.	44,223	2,351,374
Teva Pharmaceutical Industries Ltd. ADR (a)	223,428	6,729,651
Tower Semiconductor Ltd. (a)	22,060	3,885,561
		42,899,816
ITALY — 3.2%
Banca Mediolanum SpA (b)	44,136	891,424
Banca Monte dei Paschi di Siena SpA	386,973	3,365,879
Banco BPM SpA (b)	218,329	3,027,471
BPER Banca SpA (b)	290,089	3,789,672
Coca-Cola HBC AG Class DI	41,181	2,311,104
Davide Campari-Milano NV (b)	121,221	863,348
Enel SpA	1,581,409	17,234,671
Eni SpA	398,974	11,308,512
Ferrari NV	24,850	8,405,072
FinecoBank Banca Fineco SpA	121,237	2,688,849
Generali	163,343	6,550,782
Intesa Sanpaolo SpA	2,690,729	16,221,825
Italgas SpA	119,464	1,387,239
Leonardo SpA	78,716	5,337,309
Moncler SpA	46,684	2,801,898
Poste Italiane SpA (c)	89,864	2,108,606
Prysmian SpA	55,436	6,525,822
Recordati Industria Chimica e Farmaceutica SpA	22,997	1,312,617
Ryanair Holdings PLC	161,936	4,544,401
Snam SpA	384,379	2,902,642
Telecom Italia SpA (a) (d)	2,250,138	1,574,839
Telecom Italia SpA (a) (d)	1,181,639	972,814
Terna - Rete Elettrica Nazionale	270,842	3,087,949
UniCredit SpA	273,515	19,561,028
Unipol Assicurazioni SpA	72,518	1,679,285
		130,455,058
IVORY COAST — 0.1%
Endeavour Mining PLC	36,611	2,197,637
JAPAN — 22.6%
Advantest Corp.	149,500	20,582,062
Aeon Co. Ltd.	438,900	5,234,763
AGC, Inc.	38,500	1,360,659
Aisin Corp.	95,900	1,347,779
Ajinomoto Co., Inc.	176,000	4,963,696
ANA Holdings, Inc.	35,300	630,667
See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Asahi Group Holdings Ltd.	292,500	$2,913,435
Asahi Kasei Corp.	246,800	2,408,965
Asics Corp.	136,600	3,663,616
Astellas Pharma, Inc.	356,000	5,789,401
Bandai Namco Holdings, Inc.	114,300	2,813,002
Bridgestone Corp.	224,600	4,668,946
Canon, Inc. (b)	169,700	4,697,329
Capcom Co. Ltd.	68,300	1,439,817
Central Japan Railway Co.	148,400	3,849,238
Chiba Bank Ltd.	111,000	1,433,368
Chubu Electric Power Co., Inc.	131,900	2,169,361
Chugai Pharmaceutical Co. Ltd.	130,400	7,173,953
Dai Nippon Printing Co. Ltd.	77,500	1,408,631
Daifuku Co. Ltd.	60,800	2,141,595
Dai-ichi Life Holdings, Inc.	681,600	6,270,497
Daiichi Sankyo Co. Ltd.	354,000	6,317,968
Daikin Industries Ltd.	51,300	6,138,383
Daito Trust Construction Co. Ltd.	52,000	1,215,628
Daiwa House Industry Co. Ltd.	106,100	3,320,613
Daiwa Securities Group, Inc.	253,500	2,396,198
Denso Corp.	341,800	4,275,145
Disco Corp.	17,900	7,278,083
East Japan Railway Co. (b)	188,700	4,305,399
Ebara Corp.	90,900	2,566,981
Eisai Co. Ltd.	50,000	1,561,552
ENEOS Holdings, Inc.	513,000	4,611,009
FANUC Corp.	182,300	6,339,040
Fast Retailing Co. Ltd.	36,900	14,544,134
Fuji Electric Co. Ltd. (b)	26,700	1,865,864
FUJIFILM Holdings Corp.	217,600	4,136,472
Fujikura Ltd.	296,400	8,131,873
Fujitsu Ltd.	346,600	7,071,045
Hankyu Hanshin Holdings, Inc.	44,600	1,286,490
Hikari Tsushin, Inc.	3,400	862,904
Hitachi Ltd.	887,700	25,978,093
Honda Motor Co. Ltd.	728,000	5,877,859
Hoya Corp.	66,300	11,465,976
Hulic Co. Ltd.	84,300	980,270
Ibiden Co. Ltd.	46,900	2,341,220
Idemitsu Kosan Co. Ltd.	148,900	1,458,290
IHI Corp.	203,000	4,178,362
Inpex Corp.	174,900	5,160,930
Isuzu Motors Ltd.	100,400	1,442,338
ITOCHU Corp.	1,147,300	14,558,889
Japan Airlines Co. Ltd.	31,400	511,408
Japan Exchange Group, Inc.	197,600	2,301,984
Japan Post Bank Co. Ltd.	345,500	5,621,544
Japan Post Holdings Co. Ltd.	344,900	3,972,734
Japan Post Insurance Co. Ltd.	113,100	1,137,921
Japan Tobacco, Inc.	234,700	8,982,210
JFE Holdings, Inc.	113,200	1,322,055
JX Advanced Metals Corp.	109,600	2,423,274
Kajima Corp.	81,500	3,101,590
Kansai Electric Power Co., Inc.	182,000	3,018,622
Kao Corp.	86,900	3,374,619
Kawasaki Heavy Industries Ltd.	148,000	2,776,721
Security Description	Shares	Value
Kawasaki Kisen Kaisha Ltd. (b)	66,300	$1,117,138
KDDI Corp.	563,500	9,571,342
Keyence Corp.	37,900	13,456,237
Kikkoman Corp.	131,900	1,194,591
Kioxia Holdings Corp. (a)	36,600	4,768,396
Kirin Holdings Co. Ltd.	148,700	2,359,526
Komatsu Ltd.	186,100	7,392,674
Konami Group Corp.	19,500	2,397,132
Kubota Corp.	188,400	3,011,839
Kyocera Corp.	256,300	3,920,476
Kyowa Kirin Co. Ltd.	46,600	760,812
Lasertec Corp.	15,900	3,530,354
LY Corp.	569,200	1,369,095
M3, Inc. (b)	89,400	915,414
Makita Corp.	41,500	1,360,653
Marubeni Corp.	275,700	10,061,233
MatsukiyoCocokara & Co.	68,800	1,092,393
Minebea Mitsumi, Inc. (b)	75,000	1,242,367
Mitsubishi Chemical Group Corp.	248,400	1,448,663
Mitsubishi Corp.	628,700	21,515,965
Mitsubishi Electric Corp.	368,100	12,010,341
Mitsubishi Estate Co. Ltd. (b)	205,600	5,692,915
Mitsubishi HC Capital, Inc.	169,700	1,519,044
Mitsubishi Heavy Industries Ltd.	619,800	16,988,818
Mitsubishi UFJ Financial Group, Inc.	2,195,600	37,090,139
Mitsui & Co. Ltd.	477,700	18,419,683
Mitsui Fudosan Co. Ltd.	512,500	5,450,252
Mitsui OSK Lines Ltd. (b)	66,000	2,736,373
Mizuho Financial Group, Inc. (b)	485,640	19,612,953
MonotaRO Co. Ltd.	53,900	582,836
MS&AD Insurance Group Holdings, Inc.	247,100	6,432,610
Murata Manufacturing Co. Ltd.	323,900	7,249,827
NEC Corp.	251,000	6,230,538
Nexon Co. Ltd.	70,300	1,321,014
NIDEC Corp.	160,100	2,028,064
Nintendo Co. Ltd.	212,900	12,124,119
Nippon Building Fund, Inc. REIT (b)	1,490	1,248,093
Nippon Paint Holdings Co. Ltd.	173,300	1,084,055
Nippon Sanso Holdings Corp.	34,400	1,216,816
Nippon Steel Corp. (b)	913,900	3,361,892
Nippon Yusen KK (b)	81,200	2,975,643
Nissan Motor Co. Ltd. (a) (b)	424,500	917,821
Nitori Holdings Co. Ltd.	82,500	1,307,548
Nitto Denko Corp.	135,500	2,704,012
Nomura Holdings, Inc.	581,400	4,566,884
Nomura Research Institute Ltd.	74,900	2,044,875
NTT, Inc.	5,725,900	5,714,704
Obayashi Corp.	121,800	2,942,914
Obic Co. Ltd.	63,400	1,535,086
Olympus Corp.	221,700	2,107,097
Oracle Corp. Japan	8,400	454,452
Oriental Land Co. Ltd. (b)	208,400	3,538,341
ORIX Corp.	229,000	6,778,293
See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Osaka Gas Co. Ltd.	68,400	$2,763,805
Otsuka Corp.	44,900	857,517
Otsuka Holdings Co. Ltd.	85,100	6,025,003
Pan Pacific International Holdings Corp.	368,000	2,239,459
Panasonic Holdings Corp.	457,200	7,649,305
Rakuten Group, Inc. (a) (b)	285,500	1,331,353
Recruit Holdings Co. Ltd.	276,400	12,013,587
Renesas Electronics Corp.	345,800	4,932,015
Resona Holdings, Inc.	401,200	4,565,712
Ryohin Keikaku Co. Ltd.	99,000	2,107,507
Sanrio Co. Ltd. (b)	176,500	1,094,689
SBI Holdings, Inc.	110,600	2,042,951
SCREEN Holdings Co. Ltd. (b)	30,600	1,818,631
Secom Co. Ltd.	78,100	2,967,691
Seibu Holdings, Inc.	41,400	1,153,866
Sekisui Chemical Co. Ltd.	73,200	1,225,956
Sekisui House Ltd.	118,400	2,646,575
Seven & i Holdings Co. Ltd.	407,800	5,471,490
Shimadzu Corp.	45,400	1,076,223
Shimano, Inc.	14,600	1,520,592
Shimizu Corp.	98,300	1,759,343
Shin-Etsu Chemical Co. Ltd.	330,400	13,420,926
Shionogi & Co. Ltd.	149,500	3,299,078
Shiseido Co. Ltd.	75,900	1,546,902
SMC Corp.	11,100	4,355,043
SoftBank Corp.	5,660,200	7,555,715
SoftBank Group Corp.	717,200	17,421,379
Sompo Holdings, Inc.	173,700	6,745,471
Sony Financial Group, Inc. (b)	1,205,300	1,101,448
Sony Group Corp.	1,200,700	24,965,289
Subaru Corp.	116,400	1,870,827
Sumitomo Corp.	212,800	7,943,506
Sumitomo Electric Industries Ltd.	140,500	7,963,897
Sumitomo Metal Mining Co. Ltd.	47,300	2,746,349
Sumitomo Mitsui Financial Group, Inc. (b)	709,500	23,272,124
Sumitomo Mitsui Trust Group, Inc.	124,200	3,947,017
Sumitomo Realty & Development Co. Ltd. (b)	119,800	3,391,194
Suntory Beverage & Food Ltd.	27,500	774,723
Suzuki Motor Corp.	309,500	3,763,281
Sysmex Corp. (b)	95,300	829,089
T&D Holdings, Inc.	93,400	2,386,607
Taisei Corp.	28,000	2,893,826
Takeda Pharmaceutical Co. Ltd.	311,717	11,452,091
TDK Corp.	380,700	4,933,427
Terumo Corp.	259,000	3,471,179
TIS, Inc.	41,000	874,517
Toho Co. Ltd.	108,000	1,131,661
Tokio Marine Holdings, Inc.	356,400	16,689,262
Tokyo Electron Ltd.	87,400	21,662,062
Tokyo Gas Co. Ltd.	63,200	2,969,267
Tokyu Corp.	103,000	1,212,876
TOPPAN Holdings, Inc.	47,700	1,255,028
Security Description	Shares	Value
Toray Industries, Inc.	281,600	$2,000,877
Toyota Motor Corp.	1,838,600	38,127,099
Toyota Tsusho Corp. (b)	135,100	5,223,365
Tsuruha Holdings, Inc.	44,600	695,394
Unicharm Corp.	214,800	1,256,342
West Japan Railway Co.	83,200	1,635,864
Yamaha Motor Co. Ltd.	179,700	1,295,082
Yokogawa Electric Corp.	44,900	1,384,220
Yokohama Financial Group, Inc.	192,300	1,712,353
Zensho Holdings Co. Ltd. (b)	19,100	1,112,413
ZOZO, Inc.	85,400	596,601
		909,794,763
LUXEMBOURG — 0.2%
ArcelorMittal SA	83,559	4,319,809
CVC Capital Partners PLC (b) (c)	45,343	590,096
Eurofins Scientific SE	22,282	1,620,760
		6,530,665
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	373,000	1,686,134
Sands China Ltd.	454,800	969,455
		2,655,589
MEXICO — 0.0% *
Fresnillo PLC	43,266	1,910,709
NETHERLANDS — 4.7%
ABN AMRO Bank NV Dutch Certificate	114,127	3,606,492
Adyen NV (a) (c)	4,973	4,961,510
Akzo Nobel NV	32,256	1,848,390
Argenx SE (a)	12,143	8,784,818
ASM International NV	9,227	6,971,541
ASML Holding NV	75,448	100,010,578
ASR Nederland NV	29,757	2,042,205
BE Semiconductor Industries NV	14,293	3,051,803
Euronext NV (c)	14,767	2,363,823
EXOR NV	18,299	1,396,323
Heineken Holding NV (b)	25,576	1,814,400
Heineken NV	55,819	4,279,945
ING Groep NV	563,684	14,585,152
Koninklijke Ahold Delhaize NV	175,210	8,133,622
Koninklijke KPN NV	752,488	4,180,841
Koninklijke Philips NV	150,765	4,110,736
Magnum Ice Cream Co. NV (a) (b)	98,159	1,435,514
Nebius Group NV (a) (b)	41,800	4,337,168
NN Group NV (b)	52,039	4,051,198
Randstad NV (b)	20,906	543,920
Universal Music Group NV (b)	217,161	4,201,958
Wolters Kluwer NV	44,951	3,346,706
		190,058,643
NEW ZEALAND — 0.2%
Auckland International Airport Ltd.	333,281	1,515,258
Contact Energy Ltd.	176,646	932,101
See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Fisher & Paykel Healthcare Corp. Ltd.	112,350	$2,418,333
Infratil Ltd.	170,601	1,141,937
Meridian Energy Ltd.	276,169	877,585
Xero Ltd. (a)	31,353	1,644,872
		8,530,086
NIGERIA — 0.0% *
Airtel Africa PLC (c)	178,781	821,367
NORWAY — 0.7%
Aker BP ASA	58,432	2,147,295
DNB Bank ASA	172,047	5,351,036
Equinor ASA	150,121	6,357,696
Gjensidige Forsikring ASA	37,920	986,025
Kongsberg Gruppen ASA	87,570	3,710,574
Mowi ASA	91,155	2,060,855
Norsk Hydro ASA	262,216	2,778,147
Orkla ASA	137,201	1,716,333
Salmar ASA	14,543	843,531
Telenor ASA	122,496	2,141,585
		28,093,077
POLAND — 0.0% *
InPost SA (a) (b)	43,950	775,632
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R	1,412,794	1,371,670
EDP SA	622,308	3,282,666
Galp Energia SGPS SA	80,709	1,929,095
Jeronimo Martins SGPS SA	50,594	1,205,949
		7,789,380
SINGAPORE — 1.7%
CapitaLand Ascendas REIT	766,315	1,473,852
CapitaLand Integrated Commercial Trust REIT	1,149,528	2,054,288
CapitaLand Investment Ltd.	414,682	879,646
DBS Group Holdings Ltd.	412,792	18,305,934
Grab Holdings Ltd. Class A (a)	474,500	1,736,670
Keppel Ltd.	282,800	2,596,230
Oversea-Chinese Banking Corp. Ltd.	662,466	11,307,414
Sea Ltd. ADR (a)	74,900	6,202,469
Sembcorp Industries Ltd. (b)	157,500	815,102
Singapore Airlines Ltd.	304,949	1,567,104
Singapore Exchange Ltd.	168,500	2,561,623
Singapore Technologies Engineering Ltd.	306,900	2,595,747
Singapore Telecommunications Ltd.	1,463,300	5,602,993
STMicroelectronics NV	130,858	4,438,852
United Overseas Bank Ltd.	239,190	6,823,374
		68,961,298
SOUTH AFRICA — 0.2%
Anglo American PLC	218,824	9,360,548
Security Description	Shares	Value
SOUTH KOREA — 0.0% *
Delivery Hero SE (a) (c)	39,154	$725,229
SPAIN — 3.7%
Acciona SA (b)	4,463	1,169,894
ACS Actividades de Construccion y Servicios SA	35,101	4,267,235
Aena SME SA (b) (c)	145,091	4,266,276
Amadeus IT Group SA	86,117	4,908,681
Banco Bilbao Vizcaya Argentaria SA (b)	1,108,651	23,870,745
Banco de Sabadell SA	983,229	3,511,091
Banco Santander SA	2,859,112	31,951,478
Bankinter SA (b)	133,063	2,100,713
CaixaBank SA	759,570	9,076,707
Cellnex Telecom SA (a) (c)	95,847	3,072,202
EDP Renovaveis SA (b)	62,086	991,964
Endesa SA	62,439	2,595,675
Grifols SA (b)	59,839	624,060
Iberdrola SA	1,256,402	28,673,416
Indra Sistemas SA (b)	15,583	868,190
Industria de Diseno Textil SA	213,728	12,401,560
Mapfre SA	199,226	885,046
Naturgy Energy Group SA	45,131	1,346,798
Redeia Corp. SA	81,896	1,383,780
Repsol SA	218,271	6,124,590
Telefonica SA (b)	714,927	3,118,304
		147,208,405
SWEDEN — 3.2%
AddTech AB Class B (b)	52,438	1,788,148
Alfa Laval AB (b)	56,876	3,091,648
Assa Abloy AB Class B	194,241	6,977,469
Atlas Copco AB Class A	515,783	9,044,986
Atlas Copco AB Class B	307,344	4,774,422
Beijer Ref AB Class B (b)	75,390	1,038,602
Boliden AB (a)	54,601	2,844,377
Epiroc AB Class A (b)	126,937	3,105,237
Epiroc AB Class B (b)	73,303	1,560,440
EQT AB (b)	93,892	2,895,024
Essity AB Class B (b)	116,622	2,986,871
Evolution AB (b) (c)	24,976	1,559,882
Fastighets AB Balder Class B (a)	144,226	839,391
H & M Hennes & Mauritz AB Class B (b)	93,350	1,735,544
Hexagon AB Class B	407,783	3,943,763
Holmen AB Class B (b)	10,438	371,964
Industrivarden AB Class A	21,643	1,071,210
Industrivarden AB Class C (b)	30,713	1,512,879
Indutrade AB (b)	51,369	1,170,463
Investment AB Latour Class B	32,040	686,374
Investor AB Class B (b)	356,957	13,435,059
L E Lundbergforetagen AB Class B (b)	13,516	763,628
Lifco AB Class B	48,109	1,446,307
Nibe Industrier AB Class B (b)	309,051	1,283,271
Saab AB Class B	63,520	4,131,358
See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Sagax AB Class B (b)	36,596	$671,063
Sandvik AB	210,049	8,024,151
Securitas AB Class B	91,607	1,524,628
Skandinaviska Enskilda Banken AB Class A (b)	296,292	5,440,895
Skanska AB Class B (b)	68,534	1,842,185
SKF AB Class B	67,171	1,609,089
Svenska Cellulosa AB SCA Class B (b)	118,708	1,367,732
Svenska Handelsbanken AB Class A (b)	280,521	3,675,173
Swedbank AB Class A (b)	166,290	5,632,287
Swedish Orphan Biovitrum AB (a)	36,474	1,519,078
Tele2 AB Class B	102,132	2,100,649
Telefonaktiebolaget LM Ericsson Class B (b)	543,942	6,162,270
Telia Co. AB (b)	438,195	2,230,946
Trelleborg AB Class B (b)	38,042	1,413,851
Volvo AB Class B (b)	310,950	10,159,855
		127,432,169
SWITZERLAND — 4.6%
ABB Ltd.	305,359	24,706,060
Avolta AG (b)	15,455	922,070
Banque Cantonale Vaudoise (b)	5,172	837,066
Barry Callebaut AG (b)	654	1,144,467
Belimo Holding AG	1,926	1,556,509
BKW AG (b)	4,237	831,259
Chocoladefabriken Lindt & Spruengli AG (b) (d)	181	2,529,105
Chocoladefabriken Lindt & Spruengli AG (b) (d)	21	2,990,989
Cie Financiere Richemont SA Class A	104,240	18,314,765
DSM-Firmenich AG (b)	33,072	2,357,973
EMS-Chemie Holding AG (b)	1,465	1,146,251
Galderma Group AG	31,481	6,156,663
Geberit AG	6,669	4,479,645
Givaudan SA (b)	1,826	6,144,268
Helvetia Baloise Holding AG	15,238	3,924,363
Julius Baer Group Ltd.	39,872	2,918,328
Kuehne & Nagel International AG	8,893	2,026,531
Logitech International SA	30,098	2,781,296
Lonza Group AG	13,754	8,780,070
Partners Group Holding AG	4,500	4,826,439
Sandoz Group AG	82,306	6,417,048
Schindler Holding AG (d)	7,912	2,593,344
Schindler Holding AG (d)	4,731	1,482,715
SGS SA (b)	32,402	3,398,028
Sika AG	29,865	4,918,902
Sonova Holding AG (b)	10,113	2,294,565
Straumann Holding AG (b)	21,380	2,225,847
Swatch Group AG Class BR, Bearer Shares (b)	5,970	1,311,467
Swiss Life Holding AG	5,608	6,078,281
Security Description	Shares	Value
Swiss Prime Site AG (b)	15,781	$2,658,875
Swisscom AG (b)	4,986	4,163,499
UBS Group AG	620,439	24,074,097
VAT Group AG (b) (c)	5,161	3,203,818
Zurich Insurance Group AG	28,476	20,028,423
		184,223,026
UNITED KINGDOM — 10.5%
3i Group PLC	195,505	6,348,111
Admiral Group PLC	50,151	2,089,836
Associated British Foods PLC	64,112	1,598,932
AstraZeneca PLC	301,187	58,676,011
Autotrader Group PLC (c)	151,893	947,191
Aviva PLC	601,939	4,812,906
BAE Systems PLC	582,394	17,011,693
Barclays PLC	2,679,045	13,968,823
Barratt Redrow PLC	264,885	917,881
British American Tobacco PLC	421,873	24,402,744
BT Group PLC	1,150,387	3,212,098
Bunzl PLC	62,393	1,871,413
Centrica PLC	898,891	2,535,727
CK Hutchison Holdings Ltd.	519,000	3,984,362
Coca-Cola Europacific Partners PLC	40,900	3,708,403
Compass Group PLC	332,540	9,243,813
Diageo PLC	436,098	8,080,176
Entain PLC	114,884	859,859
Halma PLC	73,223	3,722,791
HSBC Holdings PLC	3,348,285	54,783,884
Imperial Brands PLC	148,124	5,983,862
Informa PLC	254,854	2,550,204
International Consolidated Airlines Group SA Class DI	245,317	1,160,673
Intertek Group PLC	30,263	1,467,113
J Sainsbury PLC	350,599	1,567,314
JD Sports Fashion PLC	501,204	473,611
Kingfisher PLC	331,926	1,257,421
Land Securities Group PLC REIT	143,450	1,054,204
Legal & General Group PLC	1,120,163	3,667,596
Lloyds Banking Group PLC	11,468,464	14,161,770
London Stock Exchange Group PLC	88,168	10,373,005
M&G PLC	430,408	1,557,639
Marks & Spencer Group PLC	391,170	1,755,976
Melrose Industries PLC	257,722	1,739,909
National Grid PLC	959,957	16,144,167
NatWest Group PLC	1,546,940	11,417,209
Next PLC	22,325	3,757,815
Pearson PLC	118,025	1,550,264
Reckitt Benckiser Group PLC	126,830	8,496,513
RELX PLC	350,825	11,451,291
Rentokil Initial PLC	496,275	3,068,441
Rolls-Royce Holdings PLC	1,640,028	24,823,743
Sage Group PLC	176,227	1,967,381
Schroders PLC	142,721	1,094,819
Segro PLC REIT	244,389	2,087,282
See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Severn Trent PLC	52,606	$2,149,573
Smith & Nephew PLC	159,754	2,521,771
Smiths Group PLC	63,876	1,942,035
Spirax Group PLC	14,481	1,294,336
SSE PLC	232,951	8,022,970
Standard Chartered PLC	372,705	7,738,358
Standard Life PLC	145,994	1,317,301
Tesco PLC	1,255,610	7,862,322
Unilever PLC	422,435	23,105,542
United Utilities Group PLC	135,274	2,349,927
Verisure PLC (a) (b)	50,672	524,341
Vodafone Group PLC	3,577,051	5,375,471
Whitbread PLC	32,168	985,352
Wise PLC Class A (a)	128,810	1,545,410
		424,140,585
UNITED STATES — 9.7%
Aegon Ltd.	250,271	1,824,507
Alcon AG	98,242	7,389,630
AP Moller - Maersk AS Class A (b)	563	1,374,228
AP Moller - Maersk AS Class B (b)	743	1,850,144
BP PLC	3,056,776	23,836,196
Buzzi SpA	16,529	833,017
Experian PLC	177,583	6,120,645
Ferrovial SE	98,385	6,380,364
GSK PLC	788,566	21,640,996
Haleon PLC	1,752,016	8,638,609
Holcim AG	99,932	8,219,966
InterContinental Hotels Group PLC	28,691	3,783,621
Monday.com Ltd. (a)	9,400	649,634
Nestle SA	502,239	49,022,955
Novartis AG	369,177	56,388,016
Qiagen NV	39,031	1,576,142
Roche Holding AG	136,977	54,397,544
Roche Holding AG Class BR, Bearer Shares	6,097	2,513,948
Sanofi SA	214,335	20,632,913
Schneider Electric SE	106,273	28,855,394
Shell PLC	1,110,977	51,264,431
Spotify Technology SA (a)	30,620	14,847,944
Stellantis NV (b)	390,507	2,813,508
Sunbelt Rentals Holdings, Inc.	81,848	5,201,859
Swiss Re AG	58,478	9,774,682
Tenaris SA	70,364	2,050,407
		391,881,300
TOTAL COMMON STOCKS (Cost $2,191,386,160)		3,957,600,401
Security Description	Shares	Value
RIGHTS — 0.0% *
ITALY — 0.0% *
Telecom Italia SpA (expiring 04/30/26) (a)	3,431,777	$71
SINGAPORE — 0.0% *
CapitaLand Ascendas REIT (expiring 04/15/26) (a)	21,456	1,996
TOTAL RIGHTS (Cost $0)		2,067
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (e) (f)	23,920,060	23,920,060
State Street Navigator Securities Lending Portfolio II (g) (h)	151,397,441	151,397,441
TOTAL SHORT-TERM INVESTMENTS (Cost $175,317,501)		175,317,501
TOTAL INVESTMENTS — 102.5% (Cost $2,366,703,661)		4,132,919,969
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(101,662,544)
NET ASSETS — 100.0%		$4,031,257,425

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 1.0% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)
The Portfolio invested in certain money market funds
managed by SSGA Funds Management, Inc. Amounts
related to these investments during the period ended
March 31, 2026 are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at March 31, 2026.
(g)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	500	06/19/2026	$72,926,392	$72,527,500	$(398,892)
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$105,585,199	$3,852,015,202	$—	$3,957,600,401
Rights	—	2,067	—	2,067
Short-Term Investments	175,317,501	—	—	175,317,501
TOTAL INVESTMENTS	$280,902,700	$3,852,017,269	$—	$4,132,919,969
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(398,892)	$—	$—	$(398,892)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(398,892)	$—	$—	$(398,892)
Sector Breakdown as of March 31, 2026

% of Net Assets
Financials	24.1%
Industrials	19.2
Health Care	10.9
Information Technology	8.5
Consumer Discretionary	8.4
Consumer Staples	7.0
Materials	5.9
Energy	4.2
Communication Services	4.2
Utilities	4.0
Real Estate	1.8
Short-Term Investments	4.3
Liabilities in Excess of Other Assets	(2.5)
TOTAL	100.0%
(The Portfolio's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	31,668,325	$31,668,325	$161,964,740	$169,713,005	$—	$—	23,920,060	$23,920,060	$376,220
State Street Navigator Securities Lending Portfolio II	97,809,942	97,809,942	323,147,065	269,559,566	—	—	151,397,441	151,397,441	497,291
Total		$129,478,267	$485,111,805	$439,272,571	$—	$—		$175,317,501	$873,511
See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
• Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
• Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
• Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A "significant event" is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund's Portfolio securities to no longer reflect their value at the time of the Fund's net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices

STATE STREET MASTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2026 is disclosed in the Portfolio’s Schedule of Investments.
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio’s Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Portfolio’s Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2026, the Portfolio entered into futures contracts for cash equitization to reduce tracking error and to facilitate daily liquidity.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2026, are disclosed in the Schedule of Investments.